Reverse Repurchase Agreements - Non Trading (Tables)	6 Months Ended
Jun. 30, 2019
Reverse repurchase agreements - non-trading [member]
Statement [LineItems]
Summary of Reverse Repurchase Agreements - Non Trading

	30 June 2019 £m	31 December 2018 £m
Agreements with banks’	4,258	3,254
Agreements with customers	18,151	17,873

	22,409	21,127